Equity (Details 5) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share
Net income attributable to W. P. Carey	$ 15,477	$ 2,588	$ 31,777	$ 12,290	$ 9,091	$ 25,202	$ 81,443	$ 23,343	$ 62,132	$ 139,079	$ 73,972
Allocation of earnings to participating unvested RSUs									(535)	(2,130)	(440)
Net Income - basic									61,597	136,949	73,532
Income effect of dilutive securities, net of taxes									23	1,076	724
Net Income - diluted									$ 61,620	$ 138,025	$ 74,256
Weighted average shares outstanding-basic									47,389,460	39,819,475	39,514,746
Effect of dilutive securities									689,014	278,620	493,148
Weighted average shares outstanding-diluted									48,078,474	40,098,095	40,007,894
Anti dilutive shares										207,258	247,750